INVESTMENT IN MARKETABLE EQUITY SECURITIES	12 Months Ended
Mar. 31, 2022
INVESTMENT IN MARKETABLE EQUITY SECURITIES

NOTE 6. INVESTMENT IN MARKETABLE EQUITY SECURITIES

As of March 31, 2020, the Company’s investment in marketable equity securities was comprised of 2,000 shares in Biohaven Pharmaceutical Holding Company Limited (“Biohaven”), a public company listed on the New York Stock Exchange. The Company accounted for its investment in Biohaven as a financial asset classified as fair value through the statement of other comprehensive income (“FVTOCI”).

In August 2020, the Company sold the shares of Biohaven for proceeds of $140,000 resulting in a gain of $72,000.

The following table is a roll-forward of the investment in Biohaven as of and for the years ended March 31, 2022, 2021 and 2020:

	As of and for the years ended March 31,
(In thousands)	2022	2021	2020

Balance, beginning of year	$–	$68	$103
Unrealized (loss) gain on investment	–	–	(35)
Proceeds from the sale of the investment	–	(140)	–
Gain on sale	–	72	–
Balance, end of year	$–	$–	$68